General (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	0 Months Ended
	Dec. 31, 2014 T	Jan. 13, 2015	Dec. 31, 2014	Jan. 23, 2013	May 09, 2014	Oct. 01, 2013	Jan. 24, 2013	May 08, 2014
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Coal handling capacity (in tons)	30,000,000
SunCoke Energy Inc | Subsequent Event
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Interest in Partnership (as a percent)		56.10%
General Partner | Subsequent Event
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Limited Partnership (LP) ownership interest (as a percent)		2.00%
IPO | SunCoke Energy Inc
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Interest in Partnership (as a percent)	54.00%		54.00%
IPO | General Partner
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Limited Partnership (LP) ownership interest (as a percent)			2.00%	2.00%
IPO | Sun Coal & Coke
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Interest in Partnership (as a percent)	35.00%		35.00%
IPO | Haverhill Coke Company LLC and Middletown Coke Company LLC
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Interest in Partnership (as a percent)				65.00%			65.00%
IPO | Haverhill Coke Company LLC and Middletown Coke Company LLC | SunCoke Energy Inc
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Interest in Partnership (as a percent)	2.00%		2.00%	35.00%
Haverhill Coke Company LLC and Middletown Coke Company LLC
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage interest owned (as a percent)					33.00%
Transaction value of additional interest purchased					$ 365.0
Haverhill Coke Company LLC and Middletown Coke Company LLC | Sun Coal & Coke
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percent interest acquired (as a percent)					2.00%			35.00%
Gateway Energy and Coal Company, LLC | Subsequent Event
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage interest owned (as a percent)		75.00%
Transaction value of additional interest purchased		245.0
Coal handling capacity (in tons)		650,000
Gateway Energy and Coal Company, LLC | Sun Coal & Coke | Subsequent Event
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percent interest acquired (as a percent)		25.00%
Kanawha River Terminals LLC
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Transaction value of additional interest purchased						$ 84.7
Coal handling capacity (in tons)	30,000,000